Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Loss Per Share [Abstract]
Loss attributable to shareholders	$ (9,202)	$ (446)		$ (310)
Weighted average number of shares in issue (in shares)	43,683,296	28,359,368	[1],[2]	28,000,000	[2]
Basic loss per share (in dollars per share)	$ (0.211)	$ (0.016)		$ (0.011)
Diluted loss per share (in dollars per share)	$ (0.211)	$ (0.016)		$ (0.011)

[1]	Ordinary and preferred shares as of December 31, 2020 have been treated as a single class for the purpose of calculating loss per share as they contractually shared equally in the profits and losses of the entity.
[2]	Share data for the years ended December 31, 2020 and 2019, has been revised to give effect to the share consolidation as explained in note 13, “Share capital and reserves”.